UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Net income		$ 773	$ 425	$ 916	$ 719
Items that will not be reclassified subsequently to profit or loss:
Revaluation of asset retirement obligation		0	23	(3)	48
Unrealized actuarial gains		0	5	14	18
Taxes on the above items		0	(6)	(4)	(15)
Share of income from investments in associates and joint ventures		2	0	2	0
Other comprehensive income that will not be reclassified to profit or loss, net of tax		2	22	9	51
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation		541	(1,286)	743	(751)
Cash flow hedge		40	195	(64)	450
Net investment hedge		(12)	93	(19)	122
Taxes on the above items		(38)	(47)	8	(114)
Share of income (loss) from investments in associates and joint ventures		11	173	(153)	148
Other comprehensive income that will be reclassified to profit or loss, net of tax		542	(872)	515	(145)
Total other comprehensive income (loss)		544	(850)	524	(94)
Comprehensive income (loss)		1,317	(425)	1,440	625
Attributable to:
Limited partners		299	(153)	216	70
General partner		68	59	133	120
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		125	(64)	89	31
BIPC exchangeable shares		72	(35)	52	18
Exchangeable units	[1]	4	(3)	4	0
Interest of others in operating subsidiaries		$ 749	$ (229)	$ 946	$ 386

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.